Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Columbia Acorn Fund) | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
10 Years	10.49%
(Columbia Acorn Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Columbia Acorn Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years	9.72%
(Columbia Acorn Fund) | Class A Shares
Average Annual Return:
1 Year	10.87%
5 Years	2.47%
10 Years	10.59%
(Columbia Acorn Fund) | Class B Shares
Average Annual Return:
1 Year	11.98%
5 Years	2.75%
10 Years	10.57%
(Columbia Acorn Fund) | Class C Shares
Average Annual Return:
1 Year	15.77%
5 Years	2.89%
10 Years	10.41%
(Columbia Acorn Fund) | Class I Shares
Average Annual Return:
1 Year	18.02%
5 Years	4.03%
10 Years	11.64%
(Columbia Acorn Fund) | Class R4 Shares
Average Annual Return:
1 Year	17.93%
5 Years	4.00%
10 Years	11.62%
(Columbia Acorn Fund) | Class R5 Shares
Average Annual Return:
1 Year	17.95%
5 Years	4.00%
10 Years	11.62%
(Columbia Acorn Fund) | Class Y Shares
Average Annual Return:
1 Year	17.96%
5 Years	4.00%
10 Years	11.62%
(Columbia Acorn Fund) | Class Z Shares
Average Annual Return:
1 Year	17.93%
5 Years	4.00%
10 Years	11.62%
(Columbia Acorn Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	16.81%
5 Years	3.48%
10 Years	10.92%
(Columbia Acorn Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	13.07%
5 Years	3.37%
10 Years	10.30%
(Columbia Acorn European Fund) | S&P Europe Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	28.24%
Life of Fund	13.57%
Inception Date	Aug. 19, 2011
(Columbia Acorn European Fund) | HSBC Smaller European Companies Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	25.89%
Life of Fund	9.96%
Inception Date	Aug. 19, 2011
(Columbia Acorn European Fund) | Class A Shares
Average Annual Return:
1 Year	18.19%
Life of Fund	8.89%
Inception Date	Aug. 19, 2011
(Columbia Acorn European Fund) | Class C Shares
Average Annual Return:
1 Year	23.46%
Life of Fund	12.89%
Inception Date	Aug. 19, 2011
(Columbia Acorn European Fund) | Class I Shares
Average Annual Return:
1 Year	25.71%
Life of Fund	14.00%
Inception Date	Aug. 19, 2011
(Columbia Acorn European Fund) | Class R5 Shares
Average Annual Return:
1 Year	25.46%
Life of Fund	13.70%
Inception Date	Aug. 19, 2011
(Columbia Acorn European Fund) | Class Z Shares
Average Annual Return:
1 Year	25.66%
Life of Fund	14.00%
Inception Date	Aug. 19, 2011
(Columbia Acorn European Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	25.66%
Life of Fund	13.81%
Inception Date	Aug. 19, 2011
(Columbia Acorn European Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	17.04%
Life of Fund	11.94%
Inception Date	Aug. 19, 2011
(Columbia Acorn Emerging Markets Fund) | S&P Emerging Markets Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	25.71%
Life of Fund	6.34%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | MSCI Emerging Markets Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	22.22%
Life of Fund	1.36%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | Class A Shares
Average Annual Return:
1 Year	23.40%
Life of Fund	10.19%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | Class C Shares
Average Annual Return:
1 Year	28.98%
Life of Fund	14.31%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | Class I Shares
Average Annual Return:
1 Year	31.39%
Life of Fund	15.66%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | Class R4 Shares
Average Annual Return:
1 Year	30.97%
Life of Fund	15.12%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | Class R5 Shares
Average Annual Return:
1 Year	31.05%
Life of Fund	15.17%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | Class Z Shares
Average Annual Return:
1 Year	31.35%
Life of Fund	15.55%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	31.25%
Life of Fund	15.49%
Inception Date	Apr. 30, 2014
(Columbia Acorn Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	20.71%
Life of Fund	13.33%
Inception Date	Apr. 30, 2014
(Columbia Acorn International) | S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	19.17%
5 Years	(0.04%)
10 Years	13.92%
(Columbia Acorn International) | S&P Global Ex-U.S. SmallCap® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	20.35%
5 Years	(0.78%)
10 Years	13.20%
(Columbia Acorn International) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(Columbia Acorn International) | Class A Shares
Average Annual Return:
1 Year	14.25%
5 Years	(0.62%)
10 Years	13.34%
(Columbia Acorn International) | Class B Shares
Average Annual Return:
1 Year	15.33%
5 Years	(0.47%)
10 Years	13.26%
(Columbia Acorn International) | Class C Shares
Average Annual Return:
1 Year	19.31%
5 Years	(0.21%)
10 Years	13.16%
(Columbia Acorn International) | Class I Shares
Average Annual Return:
1 Year	21.69%
5 Years	0.96%
10 Years	14.46%
(Columbia Acorn International) | Class R Shares
Average Annual Return:
1 Year	20.83%
5 Years	0.30%
10 Years	13.72%
(Columbia Acorn International) | Class R4 Shares
Average Annual Return:
1 Year	21.57%
5 Years	0.93%
10 Years	14.44%
(Columbia Acorn International) | Class R5 Shares
Average Annual Return:
1 Year	21.61%
5 Years	0.92%
10 Years	14.43%
(Columbia Acorn International) | Class Y Shares
Average Annual Return:
1 Year	21.58%
5 Years	0.93%
10 Years	14.44%
(Columbia Acorn International) | Class Z Shares
Average Annual Return:
1 Year	21.60%
5 Years	0.93%
10 Years	14.44%
(Columbia Acorn International) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	21.33%
5 Years	0.57%
10 Years	13.86%
(Columbia Acorn International) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	14.64%
5 Years	0.73%
10 Years	13.03%
(Columbia Acorn International Select) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(Columbia Acorn International Select) | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.78%
5 Years	(1.86%)
10 Years	11.17%
(Columbia Acorn International Select) | Class A Shares
Average Annual Return:
1 Year	15.03%
5 Years	(1.04%)
10 Years	12.22%
(Columbia Acorn International Select) | Class B Shares
Average Annual Return:
1 Year	16.29%
5 Years	(0.82%)
10 Years	12.15%
(Columbia Acorn International Select) | Class C Shares
Average Annual Return:
1 Year	20.10%
5 Years	(0.65%)
10 Years	12.01%
(Columbia Acorn International Select) | Class I Shares
Average Annual Return:
1 Year	22.48%
5 Years	0.53%
10 Years	13.28%
(Columbia Acorn International Select) | Class R4 Shares
Average Annual Return:
1 Year	22.38%
5 Years	0.50%
10 Years	13.26%
(Columbia Acorn International Select) | Class R5 Shares
Average Annual Return:
1 Year	22.39%
5 Years	0.50%
10 Years	13.27%
(Columbia Acorn International Select) | Class Y Shares
Average Annual Return:
1 Year	22.40%
5 Years	0.50%
10 Years	13.27%
(Columbia Acorn International Select) | Class Z Shares
Average Annual Return:
1 Year	22.42%
5 Years	0.50%
10 Years	13.27%
(Columbia Acorn International Select) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	18.84%
5 Years	(0.32%)
10 Years	12.72%
(Columbia Acorn International Select) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	16.81%
5 Years	0.25%
10 Years	11.92%
(Columbia Acorn Select) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Columbia Acorn Select) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	5.15%
10 Years	10.53%
(Columbia Acorn Select) | Class A Shares
Average Annual Return:
1 Year	10.15%
5 Years	(1.14%)
10 Years	7.64%
(Columbia Acorn Select) | Class B Shares
Average Annual Return:
1 Year	11.11%
5 Years	(0.95%)
10 Years	7.57%
(Columbia Acorn Select) | Class C Shares
Average Annual Return:
1 Year	14.93%
5 Years	(0.76%)
10 Years	7.44%
(Columbia Acorn Select) | Class I Shares
Average Annual Return:
1 Year	17.26%
5 Years	0.39%
10 Years	8.65%
(Columbia Acorn Select) | Class R4 Shares
Average Annual Return:
1 Year	17.11%
5 Years	0.32%
10 Years	8.61%
(Columbia Acorn Select) | Class R5 Shares
Average Annual Return:
1 Year	17.15%
5 Years	0.33%
10 Years	8.62%
(Columbia Acorn Select) | Class Y Shares
Average Annual Return:
1 Year	17.14%
5 Years	0.33%
10 Years	8.62%
(Columbia Acorn Select) | Class Z Shares
Average Annual Return:
1 Year	17.15%
5 Years	0.33%
10 Years	8.62%
(Columbia Acorn Select) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	15.80%
5 Years	(0.10%)
10 Years	8.21%
(Columbia Acorn Select) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	12.87%
5 Years	0.20%
10 Years	7.58%
(Columbia Acorn USA) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years	9.72%
(Columbia Acorn USA) | Class A Shares
Average Annual Return:
1 Year	11.86%
5 Years	2.17%
10 Years	9.39%
(Columbia Acorn USA) | Class B Shares
Average Annual Return:
1 Year	12.87%
5 Years	2.38%
10 Years	9.33%
(Columbia Acorn USA) | Class C Shares
Average Annual Return:
1 Year	16.82%
5 Years	2.59%
10 Years	9.22%
(Columbia Acorn USA) | Class I Shares
Average Annual Return:
1 Year	19.10%
5 Years	3.71%
10 Years	10.42%
(Columbia Acorn USA) | Class R4 Shares
Average Annual Return:
1 Year	18.97%
5 Years	3.67%
10 Years	10.40%
(Columbia Acorn USA) | Class R5 Shares
Average Annual Return:
1 Year	18.97%
5 Years	3.67%
10 Years	10.40%
(Columbia Acorn USA) | Class Y Shares
Average Annual Return:
1 Year	18.97%
5 Years	3.67%
10 Years	10.40%
(Columbia Acorn USA) | Class Z Shares
Average Annual Return:
1 Year	18.98%
5 Years	3.67%
10 Years	10.40%
(Columbia Acorn USA) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	17.50%
5 Years	3.28%
10 Years	9.97%
(Columbia Acorn USA) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	14.21%
5 Years	3.12%
10 Years	9.25%
(Columbia Thermostat Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Columbia Thermostat Fund) | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
10 Years	5.18%
(Columbia Thermostat Fund) | 50-50 S&P 500/Barclays Aggregate Bond (an equally weighted custom composite of the Fund's primary benchmarks for equity and debt securities, established by the Investment Manager; reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	10.13%
5 Years	4.26%
10 Years	6.44%
(Columbia Thermostat Fund) | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	13.34%
5 Years	2.72%
10 Years	7.31%
(Columbia Thermostat Fund) | Class A Shares
Average Annual Return:
1 Year	6.84%
5 Years	3.70%
10 Years	6.97%
(Columbia Thermostat Fund) | Class B Shares
Average Annual Return:
1 Year	7.78%
5 Years	4.07%
10 Years	7.03%
(Columbia Thermostat Fund) | Class C Shares
Average Annual Return:
1 Year	11.52%
5 Years	4.16%
10 Years	6.82%
(Columbia Thermostat Fund) | Class R4 Shares
Average Annual Return:
1 Year	13.68%
5 Years	5.19%
10 Years	7.89%
(Columbia Thermostat Fund) | Class R5 Shares
Average Annual Return:
1 Year	13.66%
5 Years	5.19%
10 Years	7.89%
(Columbia Thermostat Fund) | Class Y Shares
Average Annual Return:
1 Year	13.63%
5 Years	5.18%
10 Years	7.89%
(Columbia Thermostat Fund) | Class Z Shares
Average Annual Return:
1 Year	13.69%
5 Years	5.19%
10 Years	7.89%
(Columbia Thermostat Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	13.10%
5 Years	4.66%
10 Years	6.70%
(Columbia Thermostat Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.06%
5 Years	4.22%
10 Years	6.33%